Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Net Income from Non-Current Assets And Groups Available for Sale Not Admissible As Discontinued Operations [Abstract]
Schedule of net income from assets received of payment and sale of non-currents assets
	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Net income from assets received in lieu of payment
Income from assets received in lieu of payment	4,873	2,786	1,188
Other income from assets received in lieu of payment	-	455	3,135
Provision on assets received in lieu of payment	(743)	(192)	(1,356)
Expenses for maintenance of assets received in lieu of payment	(2,017)	(1,425)	(1,485)
Subtotal	2,113	1,624	1,482
Sale of non-current assets
Net income from sale of fixed assets	6,405	673	865
Subtotal	6,405	673	865

TOTAL	8,518	2,297	2,347